EMPLOYEE BENEFITS - Summary of Number and Weighted Average Number of Shares (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2021 shares R$ / shares
Stock Option [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Optionsline item [Line Items]
Average exercise price per option, Balance | R$ / shares	R$ 16.43
Average exercise price per option, Granted | R$ / shares	30.87
Average exercise price per option, Expired / Cancelled | R$ / shares	20.76
Average exercise price per option, Exercised | R$ / shares	18.8
Average exercise price per option, Balance | R$ / shares	R$ 21.05
Options, Balance	15,523
Options, Granted	6,650
Options, Expired / Cancelled	(183)
Options, Exercised	(5,928)
Options, Balance	20,137
Shares, Exercised	(1,853)
Restricted Stock [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Optionsline item [Line Items]
Shares, Balance	4,361
Shares, Granted	3,435
Shares, Expired/Canceled	(590)
Shares, Exercised	(1,712)
Shares, Balance	5,494
Performance Shares [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Optionsline item [Line Items]
Shares, Balance	5,579
Shares, Granted	3,402
Shares, Expired/Canceled	(936)
Shares, Exercised
Shares, Balance	8,045